Schedule of Cost of Revenue by Major Source (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Total	¥ 3,936	¥ 19,848	¥ 70,622
Sales of Software [Member]
Total	1,057	4,072	370
Consulting and Support Services [Member]
Total	2,879	15,776	62,315
Advertising Services [Member]
Total
Outsourcing Services [Member]
Total			¥ 7,937